Revenue recognition	6 Months Ended
Jun. 30, 2017
Revenue recognition
Revenue recognition

3. Revenue recognition

Product Revenue, Net

We sell Keveyis to one specialty pharmacy provider, (the “Customer”), who is the exclusive distributor of the Product in the United States.  The Customer subsequently resells the Product to patients, which are covered by payors that may provide for government-mandated or privately negotiated rebates with respect to the purchase of the Product.

Revenues from sales of Keveyis are recognized when we satisfy a performance obligation by transferring control of Keveyis to the Customer. Transfer of control occurs upon receipt of Keveyis by the Customer.  We expense incremental costs related to the set-up of the contract with the Customer when incurred as these costs did not meet the criteria for capitalization.

Reserves for Variable Consideration

Revenues from product sales are recorded at the net sales price (transaction price), which includes estimates of variable consideration for which reserves are established and which result from rebates, co-pay assistance and other allowances that are offered between us and the patients’ payors.  There is no variable consideration reserve for returns as we do not accept returns of the Product.  These reserves are based on the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to the Customer) or a current liability (if the amount is payable to a party other than the Customer). Where appropriate, these estimates may take into consideration a range of possible outcomes that are probability-weighted for relevant factors such as our historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. Overall, these reserves reflect our best estimates of the amount of consideration to which we are entitled based on the terms of the contract. The amount of variable consideration that is included in the transaction price may be constrained, and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from our estimates. We will reassess our estimates on an ongoing basis. If actual results in the future vary from our estimates, we will adjust our estimates. Any such adjustments would affect net product revenue and earnings in the period such variances become known.

Trade Discount: We provide our Customer with a discount that is explicitly stated in our contract and is recorded as a reduction of revenue in the period the related product revenue is recognized. In addition, we receive sales order management, data and distribution services from our Customer. To the extent, the services received are distinct from our sale of products to the Customer, these payments are classified in selling, general and administrative expenses in our consolidated statement of operations and comprehensive loss.

Funded Co-pay Assistance Program: We contract with a third-party to manage the co-pay assistance program intended to provide financial assistance to qualified insured patients. The calculation of the accrual for co-pay assistance is based on an estimate of claims and the cost per claim that we expect to receive associated with Product that has been recognized as revenue, but remains in the distribution channel inventories at the end of each reporting period. These payments are consideration payable to the customer and the related reserve is recorded in the same period the related revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability which is included in accrued expenses on the consolidated balance sheet.

Government Rebates: We are subject to discount obligations under state Medicaid programs and Medicare. We estimate our Medicaid and Medicare rebates based upon a range of possible outcomes that are probability-weighted for the estimated patient mix. These reserves are recorded in the same period the related revenue is recognized, resulting in a reduction of product revenue and the establishment of a current liability which is included in accrued expenses on the consolidated balance sheet. For Medicaid, accruals are based on estimates of future Medicaid beneficiary utilization applied to the Medicaid unit rebate formula established by the Center for Medicaid and Medicare Services. Effective January 1, 2011, manufacturers of pharmaceutical products are responsible for 50% of the patient’s cost of branded prescription drugs related to the Medicare Part D Coverage Gap. In order to estimate the cost to us of this Medicare coverage gap responsibility, we estimate the number of patients in the prescription drug coverage gap for whom we will owe an additional liability under the Medicare Part D program. Our liability for these rebates consists of estimates of claims for the current quarter and estimated future claims that will be made for the Product that has been recognized as revenue, but remains in the distribution channel inventories at the end of each reporting period.

Temporary Supply and Patient Assistance Programs: We provide free Product to uninsured patients who satisfy pre-established criteria for either the Temporary Supply Program or the Patient Assistance Program.  Patients who meet the Temporary Supply Program eligibility criteria may receive a temporary supply of free Product for no more than sixty days while we are determining the patient’s third-party insurance, prescription drug benefit or other third-party coverage for the Product.  The Patient Assistance Program provides free Product for up to twelve months to patients that satisfy pre-established criteria for financial need.  We do not recognize any revenue related to these free products and the associated costs are classified in selling, general and administrative expenses in our consolidated statements of operations and comprehensive loss.

To date, our only source of product revenue has been from the U.S. sales of the Product, which we began shipping to the Customer in April 2017.  The following table summarizes activity in each of the product revenue allowance and reserve categories for the six months ended June 30, 2017 (in thousands):

		Co-pay
	Trade	assistance	Government
	discount	program	rebates	Total
Balance at December 31, 2016	$—	$—	$—	$—
Provision related to current period sales	72	42	159	273
Adjustment related to prior period sales	—	—	—	—
Credit or payments made during the period	(72)	(35)	—	(107)
Balance at June 30, 2017	$—	$7	$159	$166